Leases - Schedule of Reconciliation to the Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 28, 2024
Schedule of Reconciliation to the Lease Liabilities [Abstract]
2025	$ 9,034	$ 14,587
2025	11,384	1,628
2026	7,503	9,603
2026	9,507	1,683
2027	5,462	5,471
2027	6,411	1,299
2028	3,528	3,788
2028	3,323	949
2029	2,678	2,486
2029	1,245	470
Thereafter	7,298	1,602
Thereafter		74
Total lease payments	35,503	37,537
Total lease payments	31,870	6,103
Less imputed interest	(6,461)	(3,100)
Less imputed interest	(3,131)	(890)
Operating Lease liabilities	29,042	34,437
Finance Lease liabilities	$ 28,739	$ 5,213